Disclosure - Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS
Schedule of future minimum lease payments under non-cancellable leases

Future minimum lease payments under non-cancellable leases as of September 30, 2021 were as follows:

Operating Leases
2021 (remaining three months)	$188,943
2022	1,286,301
2023	629,369
2024	599,327
2025	137,888
2026	11,517
Thereafter	—
Total future minimum lease payments	$2,853,345
Less imputed interest	(264,774)
Total	$2,588,571
Reported as of September 30, 2021:
Other current liabilities	$1,103,283
Operating lease liabilities	1,485,288
Total	$2,588,571

Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

Operating Leases
2021	$1,462,045
2022	801,800
2023	130,332
2024	134,054
2025	137,888
Thereafter	11,518
Total future minimum lease payments	2,677,637
Less imputed interest	(197,263)
Total	$2,480,374
Reported as of December 31, 2020:
Accrued expenses and other liabilities	$1,352,537
Operating lease liabilities	1,127,837
Total	$2,480,374

Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

2020	$2,325,562
2021	1,360,130
2022	752,532
2023	124,068
2024	127,790
Thereafter	142,618
Total	$4,832,700